VISION GROUP OF FUNDS, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 August 31, 1998



Mr. Bruce MacNeil
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: VISION GROUP OF FUNDS, INC. (the "Registrant")
         1933 Act File No. 33-20673
         1940 Act File No. 811-5514

Dear Mr. MacNeil:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of prospectuses and statements of additional information dated August 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) on August 26, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-7420.

                                          Very truly yours,



                                          /s/ Antoinette D. Brkovich
                                          Antoinette D. Brkovich
                                          Compliance Specialist